STOCKHOLDERS' EQUITY (DEFICIT) (Details 2)	12 Months Ended
Dec. 31, 2012
Volatility, Minimum	49.90%
Volatility, Maximum	75.10%
Risk-free interest rate, Minimum	0.37%
Risk-free interest rate, Maximum	0.96%
Dividend yield	0.00%
Maximum [Member]
Expected life (years)	5 years
Minimum [Member]
Expected life (years)	2 years 6 months